Operating Segments - Schedule of Reporting on Operating Segments by Geographic Region (Details) - Reportable segments [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	$ 44,754	$ 42,472	$ 88,772	$ 80,208	$ 160,953
Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	38,436	39,146	78,453	72,904	141,447
Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	6,318	3,326	10,319	7,304	19,506
U.S.A [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	25,336	29,320	55,493	55,169	100,504
U.S.A [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	25,336	29,320	55,494	55,169	100,504
U.S.A [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Israel [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	8,001	5,051	13,355	10,861	25,012
Israel [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,683	1,725	3,036	3,557	5,506
Israel [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	6,318	3,326	10,319	7,304	19,506
Latin America [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	5,269	4,119	9,880	5,235	4,936
Latin America [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	5,269	4,119	9,880	5,235	4,936
Latin America [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Canada [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,559	2,484	5,595	5,765	18,606
Canada [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,559	2,484	5,595	5,765	18,606
Canada [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Europe [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,384	1,432	2,453	1,678	9,457
Europe [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	2,384	1,432	2,453	1,678	9,457
Europe [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Asia [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,182	66	1,972	1,500	2,376
Asia [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	1,182	66	1,972	1,500	2,376
Asia [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region
Others [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	23		23		62
Others [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region	23		$ 23		62
Others [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments by Geographic Region [Line Items]
Operating segments by geographic region